Fair Value Measurements (Details) - Schedule of assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Assets:
Marketable securities	$ 119,736	$ 85,354
Foreign currency derivative contracts	62
Total financial assets	119,798	85,354
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets
Fair Value, Inputs, Level 2 [Member]
Assets:
Marketable securities	119,736	85,354
Foreign currency derivative contracts	62
Total financial assets	119,798	85,354
Fair Value, Inputs, Level 3 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets